Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As
required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to company performance, or how our Compensation Committee evaluates compensation decisions in light of Company or individual NEO performance. Our Compensation Committee does not use “compensation actually paid” as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executive’s incentive compensation. Please refer to the section above entitled “
Compensation Discussion and Analysis
” for a description of how executive compensation relates to Company performance and how our Compensation Committee makes its compensation decisions.
2022 Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($M) (7)	Adjusted EBITDA ($M) (8)
					Total Stockholder Return (TSR) ($) (5)	Peer Group Total Stockholder Return (TSR) ($) (6)

2022	2,324,952	2,794,186	2,680,709	3,264,406	139.15	115.44	165.10	811.2

2021	248,378	248,378	260,454	260,454	— (9)	— (9)	(43.5)	134.7

2020	230,798	230,798	313,245	313,245	— (9)	— (9)	(118.5)	72.8

(1)	Matthew D. Wilks was our PEO for each year presented.
(2)
SEC rules require certain adjustments be made to the “Total” column as reported in the “
Summary Compensation Table
” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with
ASC Topic 718, Compensation — Stock Compensation
. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for our PEO:

Matthew D. Wilks
	2020	2021	2022

Summary Compensation Table Total	230,798	248,378	2,324,952

Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	—	—	1,145,481

Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	—	—	1,614,715

Compensation Actually Paid to Mr. Matthew D. Wilks	230,798	248,378	2,794,186

(3)	The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Coy Randle Brian Uhlmer	Coy Randle Brian Uhlmer Johnathan L. Wilks Robert Willette	Coy Randle Lance Turner Johnathan L. Wilks Robert Willette

(4)
As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the non-PEO
NEOs:

Non-PEO NEOS
	2020	2021	2022

Summary Compensation Table Total	313,245	260,454	2,680,709

Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	—	—	1,430,180

Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	—	—	2,013,877

Compensation Actually Paid to our Non-PEO NEOs	313,245	260,454	3,264,406

(5)	The Company’s TSR for each applicable fiscal year is calculated based on a fixed investment of $100 as of May 13, 2022 (the date of the Company’s IPO).
(6)
Represents the weighted peer group cumulative TSR from May 13, 2022 (the date of the Company’s IPO), weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose includes Cactus, Inc., Champion X Corporation, Helmerich & Payne, Inc., Liberty Energy Inc., NexTier Oilfield Solutions Inc., NOV Inc.,
Patterson-UTI
Energy, Inc., ProPetro Holding Corp., U.S Silica Holdings, Inc. and Weatherford International plc., which together comprise the Company’s 2023 compensation peer group.

(7)	The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.
(8)
While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance. Adjusted EBITDA is not a financial measure presented in accordance with generally accepted accounting principles in the United States (“GAAP”) and should not be considered as a substitute for net income, net loss, operating loss or any other performance measure derived in accordance with GAAP or as an alternative to net cash provided by operating activities as a measure of our profitability or liquidity. More information on Adjusted EBITDA can be found below under the section of this Proxy entitled “
Use of 2022 Adjusted EBITDA in Setting Compensation
.”

(9)	Because the Company’s IPO occurred on May 13, 2022, the Company’s TSR cannot be calculated for the selected period and therefore no meaningful comparison to the Peer Group TSR can be presented.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Coy Randle Brian Uhlmer	Coy Randle Brian Uhlmer Johnathan L. Wilks Robert Willette	Coy Randle Lance Turner Johnathan L. Wilks Robert Willette

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group cumulative TSR from May 13, 2022 (the date of the Company’s IPO), weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose includes Cactus, Inc., Champion X Corporation, Helmerich & Payne, Inc., Liberty Energy Inc., NexTier Oilfield Solutions Inc., NOV Inc.,
Patterson-UTI
	Energy, Inc., ProPetro Holding Corp., U.S Silica Holdings, Inc. and Weatherford International plc., which together comprise the Company’s 2023 compensation peer group.
PEO Total Compensation Amount	$ 2,324,952	$ 248,378	$ 230,798
PEO Actually Paid Compensation Amount	$ 2,794,186	248,378	230,798
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the “Total” column as reported in the “
Summary Compensation Table
” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with
ASC Topic 718, Compensation — Stock Compensation
. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for our PEO:

Matthew D. Wilks
	2020	2021	2022

Summary Compensation Table Total	230,798	248,378	2,324,952

Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	—	—	1,145,481

Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	—	—	1,614,715

Compensation Actually Paid to Mr. Matthew D. Wilks	230,798	248,378	2,794,186

Non-PEO NEO Average Total Compensation Amount	$ 2,680,709	260,454	313,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,264,406	260,454	313,245
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the non-PEO
NEOs:

Non-PEO NEOS
	2020	2021	2022

Summary Compensation Table Total	313,245	260,454	2,680,709

Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	—	—	1,430,180

Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	—	—	2,013,877

Compensation Actually Paid to our Non-PEO NEOs	313,245	260,454	3,264,406

Tabular List [Table Text Block]
Financial Performance Measures
Our Compensation Committee believes in a holistic evaluation of our NEOs’ and the Company’s performance and uses a mix of both financial and non-financial
measures to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important used to link the “compensation actually paid” to our NEOs’ for fiscal 2022 compensation to the Company’s performance are listed in the table below.

Adjusted EBITDA

Adjusted Free Cash Flow

Peer Group Analysis

Total Shareholder Return Amount	$ 139.15
Peer Group Total Shareholder Return Amount	115.44
Net Income (Loss)	$ 165,100,000	$ (43,500,000)	$ (118,500,000)
Company Selected Measure Amount	811,200,000	134,700,000	72,800,000
PEO Name	Matthew D. Wilks
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance. Adjusted EBITDA is not a financial measure presented in accordance with generally accepted accounting principles in the United States (“GAAP”) and should not be considered as a substitute for net income, net loss, operating loss or any other performance measure derived in accordance with GAAP or as an alternative to net cash provided by operating activities as a measure of our profitability or liquidity. More information on Adjusted EBITDA can be found below under the section of this Proxy entitled “
Use of 2022 Adjusted EBITDA in Setting Compensation
.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Peer Group Analysis
PEO [Member] | Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,145,481)
PEO [Member] | Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,614,715
Non-PEO NEO [Member] | Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,430,180)
Non-PEO NEO [Member] | Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,013,877